Shareholders' Deficit - Additional Information (Detail) - $ / shares		7 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2021
Preferred shares authorised		1,000,000	1,000,000
Preferred shares issued		0	0
Preferred shares outstanding		0	0
Preferred Stock [Member]
Preferred shares authorised		1,000,000	1,000,000
Preferred shares issued		0
Preferred shares outstanding		0
Common Class A [Member]
Ordinary shares authorised		400,000,000	400,000,000
Ordinary shares par or stated value per share		$ 0.0001	$ 0.0001
Ordinary shares issued		0	0
Shares issued during the period new issues shares		57,500,000	57,500,000
Ordinary shares outstanding		0	0
Temporary Equity, Shares Outstanding		57,500,000	57,500,000
Preferred shares issued			0
Preferred shares outstanding			0
Common Class B [Member]
Ordinary shares authorised		40,000,000	40,000,000
Ordinary shares par or stated value per share		$ 0.0001	$ 0.0001
Ordinary shares issued		14,375,000	14,375,000
Shares issued during the period new issues shares	14,375,000
Ordinary shares outstanding		14,375,000	14,375,000